Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
Without Sales Load [Member] | C000131515
Average Annual Return [Line Items]
Average Annual Return, Percent	14.68%	6.91%		2.80%
Without Sales Load [Member] | C000079787
Average Annual Return [Line Items]
Average Annual Return, Percent	14.48%	6.69%		2.58%
Without Sales Load [Member] | C000131514
Average Annual Return [Line Items]
Average Annual Return, Percent	23.76%	16.81%		14.80%
Without Sales Load [Member] | C000065109
Average Annual Return [Line Items]
Average Annual Return, Percent	23.46%	16.53%		14.53%
Without Sales Load [Member] | C000131513
Average Annual Return [Line Items]
Average Annual Return, Percent	21.12%	12.05%		10.16%
Without Sales Load [Member] | C000012979
Average Annual Return [Line Items]
Average Annual Return, Percent	20.82%	11.81%		9.90%
Without Sales Load [Member] | C000160667
Average Annual Return [Line Items]
Average Annual Return, Percent	6.48%	1.62%	2.16%
Without Sales Load [Member] | C000160666
Average Annual Return [Line Items]
Average Annual Return, Percent	6.34%	1.37%	1.92%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.86%	3.20%		3.16%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.86%	3.20%		3.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.89%	15.75%		13.33%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.89%	15.75%		13.33%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.89%	15.75%		13.33%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.89%	15.75%		13.33%
FTSE IdealRatings Sukuk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.86%	2.16%	3.20%
FTSE IdealRatings Sukuk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.86%	2.16%	3.20%